UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utilities & Telecommunications Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.2%
Tetra Tech, Inc. (a)	9,600	$202,176

Diversified Telecommunication Services — 11.4%
AT&T Inc.	126,462	3,604,167
BCE, Inc.	33,500	1,122,585
CenturyLink, Inc.	13,400	554,492
Frontier Communications Corp.	16,634	146,047
Qwest Communications International, Inc.	303,700	2,004,420
Swisscom AG	1,100	459,382
TW Telecom, Inc. (a)	31,500	579,600
Telefonica SA	25,648	693,073
Verizon Communications, Inc.	69,300	2,250,171
Windstream Corp.	40,241	509,451

		11,923,388

Electric Utilities — 33.7%
American Electric Power Co., Inc.	84,800	3,174,912
CPFL Energia SA - ADR	6,400	459,712
Cia Energetica de Minas Gerais - ADR	28,050	500,412
Cleco Corp.	13,900	434,653
DPL, Inc.	75,000	1,957,500
Duke Energy Corp.	129,832	2,364,241
EDP - Energias do Brasil SA	34,200	742,813
Edison International	61,700	2,276,730
Entergy Corp.	44,900	3,346,397
Exelon Corp.	24,600	1,004,172
FirstEnergy Corp.	39,700	1,441,904
ITC Holdings Corp.	51,000	3,193,110
Iberdrola SA	62,600	528,895
NV Energy, Inc.	17,600	240,416
NextEra Energy, Inc.	79,600	4,381,184
Northeast Utilities, Inc.	31,600	988,448
PPL Corp.	38,300	1,030,270
Pinnacle West Capital Corp.	19,300	794,388
Progress Energy, Inc.	28,800	1,296,000
The Southern Co.	109,800	4,158,126
Westar Energy, Inc.	31,000	784,300

		35,098,583

Gas Utilities — 2.9%
Energen Corp.	10,900	486,576
New Jersey Resources Corp.	20,400	825,996
Oneok, Inc.	7,400	368,668
Questar Corp.	45,700	775,529
UGI Corp.	19,600	589,764

		3,046,533

Independent Power Producers & Energy Traders — 5.7%
The AES Corp. (a)	103,900	1,240,566

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders (concluded)
AES Tiete SA, Preference Shares	42,300	$587,120
Calpine Corp. (a)	71,500	893,750
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	41,700	652,367
International Power Plc	136,400	910,090
NRG Energy, Inc. (a)	86,000	1,712,260

		5,996,153

Media — 1.3%
Comcast Corp., Special Class A	44,400	858,252
Time Warner Cable, Inc.	8,000	462,960

		1,321,212

Multi-Utilities — 21.2%
CMS Energy Corp.	116,100	2,133,918
CenterPoint Energy, Inc.	71,100	1,177,416
Centrica Plc	116,300	618,841
Consolidated Edison, Inc.	32,500	1,615,900
DTE Energy Co.	9,300	434,868
Dominion Resources, Inc.	94,174	4,092,802
Integrys Energy Group, Inc.	7,300	388,287
NSTAR	27,000	1,126,170
NiSource, Inc.	20,800	360,048
OGE Energy Corp.	13,700	604,992
PG&E Corp.	56,100	2,682,702
Public Service Enterprise Group, Inc.	92,400	2,989,140
Sempra Energy	25,600	1,369,088
United Utilities Group Plc	63,200	618,758
Wisconsin Energy Corp.	19,700	1,172,938
Xcel Energy, Inc.	30,900	737,274

		22,123,142

Oil, Gas & Consumable Fuels — 6.5%
EOG Resources, Inc.	8,600	823,192
EQT Corp.	18,000	673,920
PetroHawk Energy Corp. (a)	11,600	197,316
QEP Resources, Inc.	45,700	1,509,471
Range Resources Corp.	8,200	306,598
Southwestern Energy Co. (a)	18,100	612,685
Spectra Energy Corp.	51,616	1,226,912
Talisman Energy, Inc.	19,500	353,730
Williams Cos., Inc.	48,300	1,039,416

		6,743,240

Water Utilities — 2.3%
American States Water Co.	3,400	126,990
American Water Works Co, Inc.	43,200	1,031,616
Aqua America, Inc.	32,400	697,572
California Water Service Group	14,200	530,228

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CZK	Czech Koruna
USD	U.S. Dollar

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
Cia Saneamento, Preference Shares (a)(b)	314	—

		$2,386,406

Wireless Telecommunication Services — 10.9%
America Movil, SA de CV - ADR	24,700	1,414,322
American Tower Corp., Class A (a)	14,600	753,506
Cellcom Israel Ltd.	11,200	378,448
Clearwire Corp., Class A (a)	72,800	516,152
Crown Castle International Corp. (a)	18,000	776,160
Millicom International Cellular SA	8,200	775,720
NII Holdings, Inc. (a)	34,400	1,438,264
NTELOS Holdings Corp.	20,400	370,668
Rogers Communications, Inc., Class B	16,500	601,177
SBA Communications Corp., Class A (a)	38,800	1,523,288
Sprint Nextel Corp. (a)	179,500	739,540
Vivo Participacoes SA - ADR	13,600	389,504
Vodafone Group Plc - ADR	60,512	1,664,685

		11,341,434

Total Long-Term Investments (Cost – $71,989,724) – 96.1%		100,182,267

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.22% (c)(d)	124,131	124,131

Total Short-Term Securities (Cost – $124,131) – 0.1%		124,131

Total Investments (Cost – $72,113,855*) – 96.2%		100,306,398
Other Assets Less Liabilities – 3.8%		3,934,585

Net Assets – 100.0%		$104,240,983

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$72,223,643

Gross unrealized appreciation	$28,693,585
Gross unrealized depreciation	(610,830)

Net unrealized appreciation	$28,082,755

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	2,505,607	(2,381,476)	124,131	$ 1,288

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of October 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Depreciation

USD	251,856	CZK	4,528,217	State Street Global Markets, LLC	11/02/10	$(4,026)

2	BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$202,176	—	—	$202,176
Diversified Telecommunication Services	10,770,933	$1,152,455	—	11,923,388
Electric Utilities	34,569,688	528,895	—	35,098,583
Gas Utilities	3,046,533	—	—	3,046,533
Independent Power Producers & Energy Traders	5,086,063	910,090	—	5,996,153
Media	1,321,212	—	—	1,321,212
Multi-Utilities	20,885,543	1,237,599	—	22,123,142
Oil, Gas & Consumable Fuels	6,743,240	—	—	6,743,240
Water Utilities	2,386,406	—	—	2,386,406
Wireless Telecommunication Services	11,341,434	—	—	11,341,434
Short-Term Securities	124,131	—	—	124,131

Total	$96,477,359	$3,829,039	—	$100,306,398

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Foreign currency exchange contracts	—	$(4,026)	—	$(4,026)

[1]	Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.	OCTOBER 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: December 22, 2010